Consolidated Balance Sheets - 10K - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,808	$ 9
Prepaid expenses and other current assets	1,126	303
Total current assets	2,934	312
Property and equipment, net	8	4
Operating lease right-of-use assets	14	67
Total assets	2,956	383
Current liabilities:
Accounts payable	1,410	1,294
Accrued expenses	1,270	36
Advances from employees	0	5
Warrant liability	3	0
Bridge promissory note, net	0	602
Operating lease liabilities, current	14	57
Total current liabilities	2,697	1,994
Operating lease liabilities, non-current	0	14
Total liabilities	2,697	2,008
Commitments and contingencies (Note 13)
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 250,000,000 shares authorized; 645,738 and 142,820 shares issued and outstanding as of December 31, 2023 and 2022, respectively	0	0
Additional paid-in-capital	31,792	16,871
Accumulated deficit	(31,533)	(18,496)
Total stockholders' equity (deficit)	259	(1,625)
Total liabilities and stockholders' equity (deficit)	$ 2,956	$ 383